Transactions With Related Parties (Details) - Schedule of Loans and Accounts Receivable as Well as Contingent Loans that Correspond to Related Entities - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Group entities
Loans and accounts receivable
Commercial loans	$ 954,031	$ 922,232
Mortgage loans	0	0
Consumer loans	0	0
Loans and accounts receivable	954,031	922,232
Allowance for loan losses	(917)	(809)
Net loans	953,114	921,423
Guarantees	0	1,031
Contingent loans
Personal guarantees	0	0
Letters of credit	0	9,787
Guarantees	30,295	20,313
Contingent loans	30,295	30,100
Allowance for contingent loans	(25)	(21)
Net contingent loans	30,270	30,079
Associates entities
Loans and accounts receivable
Commercial loans	7	23,570
Mortgage loans	0	0
Consumer loans	0	0
Loans and accounts receivable	7	23,570
Allowance for loan losses	0	(28)
Net loans	7	23,542
Guarantees	0	0
Contingent loans
Personal guarantees	0	0
Letters of credit	0	0
Guarantees	0	0
Contingent loans	0	0
Allowance for contingent loans	0	0
Net contingent loans	0	0
Key personnel
Loans and accounts receivable
Commercial loans	2,360	2,557
Mortgage loans	31,860	33,179
Consumer loans	3,471	3,729
Loans and accounts receivable	37,691	39,465
Allowance for loan losses	(361)	(498)
Net loans	37,330	38,967
Guarantees	0	31,489
Contingent loans
Personal guarantees	0	0
Letters of credit	0	0
Guarantees	0	0
Contingent loans	0	0
Allowance for contingent loans	0	0
Net contingent loans	0	0
Other
Loans and accounts receivable
Commercial loans	752,827	875
Mortgage loans	0	0
Consumer loans	0	0
Loans and accounts receivable	752,827	875
Allowance for loan losses	(1,539)	0
Net loans	751,288	875
Guarantees	0	110
Contingent loans
Personal guarantees	0	0
Letters of credit	0	0
Guarantees	973	394
Contingent loans	973	394
Allowance for contingent loans	(25)	(8)
Net contingent loans	$ 948	$ 386